First Trust S-Network Future Vehicles & Technology ETF Investment Strategy - First Trust S-Network Future Vehicles & Technology ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to fully replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by VettaFi LLC (the “Index Provider”). The Index Provider retains the right at any time, upon prior written notice, to modify the Index methodology. The Fund will normally invest at least 80% of its net assets in Future Vehicles companies (as defined below) and Technology companies. Future Vehicles companies are companies that are principally engaged, i.e., have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, one of the following business segments: (1) electric and autonomous vehicle manufacturing; (2) electric and autonomous vehicle enabling technologies (i.e., companies that manufacture batteries and related charging technologies for electric vehicles, provide sensors and operating software for autonomous driving capabilities and manufacture automotive semiconductors); (3) electric and autonomous vehicle enabling materials (i.e., companies that mine rare earth metals used for energy storage and conversion); and (4) the development and manufacture of future automotive technology and products. Technology companies are companies that are principally engaged, i.e., have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, the information technology sector. The Fund intends to invest in Technology companies with an emphasis on the development and supply of technology essential to future automotive manufacturing. According to the Index Provider, to be eligible for inclusion in the Index, a company must be listed on a major recognized stock exchange and principally or materially engaged in one of the following sectors: (a) electric and autonomous vehicle manufacturing; (b) enabling technologies; or (c) enabling materials. The Index considers a company to be principally engaged in one of these sectors if: it derives at least 50% of its revenues from business activities described for that sector (“Pure-Play” companies). The Index considers a company to be materially engaged in one of the sectors if (a) such revenues represent more than 20% of the company’s total revenues and such revenues are independently reported in the company’s financial reports; (b) applicable revenues are likely to have a material impact on the company’s overall share price performance; (c) research and development investments in the technology are at the forefront of the company’s future initiatives; or (d) the company’s applicable business is likely to have a significant impact on the sector as a whole (“Diversified” companies). Further, according to the Index Provider, in order to be eligible for inclusion in the Index a company’s stock must meet the size, liquidity and float requirements of the Index. The term “free float” is used to capture the portion of an issuer's outstanding securities that can be publicly traded, and thus excludes locked-in securities held by an issuer's affiliates, officers or promoters or securities subject to some other restrictive arrangement that prevents them from being freely traded. According to the Index Provider, the Index constituents are chosen by selecting the eligible Pure-Play companies in descending order of float-adjusted market capitalization until 100 constituents have been selected. If there are less than 100 eligible Pure-Play companies, then the Index selects from the eligible Diversified companies until 100 constituents have been selected or until all eligible companies have been selected. Index constituents are weighted according to a float-adjusted market capitalization weighting methodology. Under this methodology, the maximum weight assigned to a single security is 4.5% and the minimum is 0.5% (with larger cap companies receiving higher weightings within the approximate range). The Fund may invest in companies with various market capitalizations, depositary receipts, companies headquartered or incorporated outside of the U.S., including in emerging markets, and U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated (i.e., invests more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in consumer discretionary companies, information technology companies and Asian issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. In order to gain exposure to certain Chinese companies that are included in the Index but are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invests more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in consumer discretionary companies, information technology companies and Asian issuers, although this may change from time to time.